Basis of Financial Statements - Description of the Business (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net asset value	$ 1,203.9	$ 1,199.7	$ 1,146.8	$ 1,153.1